UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment |_|; Amendment Number:

This Amendment (Check only one.):      |_| is a restatement.
                                       |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Integre Advisors
Address: 277 Park Avenue 49th Floor
         New York, NY 10172

13F File Number: ____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Name:  Michael J Marrone
Title: Vice President
Phone: (212)838-2300

Signature,                                Place,               Date of Signing:

/s/   Michael J Marrone          277 Park Ave, NY, NY 10172     4-16-2007
---------------------------      --------------------------   ------------------

Report Type (Check only one.):

|X|  13F HOLDINGS REPORT.

|_|  13F NOTICE.

|_|  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: NONE

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total:  190574

List of Other Included Managers:

                                INTEGRE ADVISORS
                                    FORM 13F
                                 March 30, 2007

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AVID TECHNOLOGY INC            COM              05367p100     6141   176066 SH       SOLE                    49922     6218   119926
AVIS BUDGET GROUP, INC         COM              053774105    22473   822586 SH       SOLE                   150519    12840   659227
CACI INTERNATIONAL INC.        COM              127190304     8358   178359 SH       SOLE                    45608     4656   128095
CHECKFREE CORPORATION          COM              162813109     6933   186917 SH       SOLE                    45909     5503   135505
CITIGROUP INC                  COM              172967101     3523    68628 SH       SOLE                    31025     3549    34054
COCA COLA CO                   COM              191216100     3726    77633 SH       SOLE                    34815     3937    38881
CONOCOPHILLIPS                 COM              20825c104     3722    54455 SH       SOLE                    23838     2679    27938
CSG SYSTEMS INTERNATIONAL INC. COM              126349109     8399   335687 SH       SOLE                    87130     8666   239891
DYNEGY INC                     COM              26817G102    15022  1622197 SH       SOLE                   436780    43848  1141569
FEDERATED INVESTORS INC.       COM              314211103     8480   230924 SH       SOLE                    60411     6160   164353
FISERV INC                     COM              337738108     3919    73862 SH       SOLE                    30379     2996    40487
GENERAL ELECTRIC CO            COM              369604103     3608   102023 SH       SOLE                    45702     5113    51208
HANESBRANDS INC                COM              410345102     9764   332212 SH       SOLE                    82017     9267   240928
HOSPIRA INC                    COM              441060100    23922   584881 SH       SOLE                   103788     5705   475388
JACKSON HEWITT TAX SERVICE INC COM              468202106    10139   315083 SH       SOLE                    54282     6493   254308
KITE REALTY GROUP TRUST        COM              49803T102     1892    94859 SH       SOLE                    48394     9873    36592
LEAP WIRELESS INTL INC NEW     COM              521863308     8979   136085 SH       SOLE                    34817     3895    97373
NATIONAL CITY CORPORATION      COM              635405103     3985   106976 SH       SOLE                    48733     5305    52938
PACIFIC SUNWEAR OF CALIFORNIA  COM              694873100     4992   239637 SH       SOLE                    84796     9614   145227
PLATINUM UNDERWRITERS HOLDINGS COM              g7127p100     2702    84227 SH       SOLE                    37790     3827    42610
RELIANT ENERGY INC             COM              75952b105     5440   267700 SH       SOLE                                     267700
SYMANTEC CORP                  COM              871503108     7748   447863 SH       SOLE                   119651    12115   316097
THE GREAT ATLANTIC & PACIFIC T COM              390064103     4159   125348 SH       SOLE                    34484     4164    86700
TYCO INTERNATIONAL LTD         COM              902124106     3742   118615 SH       SOLE                    53941     6746    57928
UNITEDHEALTH GROUP INC         COM              91324p102     8807   166265 SH       SOLE                    37299     4595   124371
REPORT SUMMARY          25 DATA RECORDS                     190574           0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED